Offerings	May 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share ("Common Stock") to be issued under the Arrowhead Pharmaceuticals, Inc. Amended and Restated 2021 Incentive Plan (the "2021 Plan")
Amount Registered | shares	10,500,000
Proposed Maximum Offering Price per Unit	74.38
Maximum Aggregate Offering Price	$ 780,990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 107,854.72
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of Common Stock that become issuable by reason of any stock split, stock dividend or similar transaction effected without the receipt of consideration which results in an increase in the number of the registrant's outstanding shares of Common Stock. The "Amount Registered" represents shares of Common Stock issuable under the 2021 Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and are based on the average of the high and low sale prices of the registrant's Common Stock as reported on the Nasdaq Global Select Market on May 1, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock to be issued under the Arrowhead Pharmaceuticals, Inc. Amended and Restated Inducement Plan (the "Inducement Plan")
Amount Registered | shares	2,167,050
Proposed Maximum Offering Price per Unit	74.38
Maximum Aggregate Offering Price	$ 161,185,179.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,259.67
Offering Note	Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional shares of Common Stock that become issuable by reason of any stock split, stock dividend or similar transaction effected without the receipt of consideration which results in an increase in the number of the registrant's outstanding shares of Common Stock. The "Amount Registered" represents shares of Common Stock issuable under the Inducement Plan. The "Proposed Maximum Offering Price Per Unit" and the "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and are based on the average of the high and low sale prices of the registrant's Common Stock as reported on the Nasdaq Global Select Market on May 1, 2026.